4. Condensed Consolidated Balance Sheets (June 2018 Note) (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Inventories Details
Raw materials, net	$ 1,466,000	$ 1,619,000	$ 1,480,000
Finished goods, net	1,134,000	1,246,000	741,000
Inventories, net	$ 2,600,000	$ 2,865,000	$ 2,221,000